Interest rate benchmark reform - Significant exposures impacted by the interest rate benchmark reform (Details) - GBP (£) £ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		£ 182,507	£ 145,259
Reverse repurchase agreements and other similar secured lending		725	3,177
Financial assets at fair value through the income statement		211,128	188,226
Financial assets at fair value through other comprehensive income		45,084	45,908
Total financial assets		1,187,698	1,049,896
Debt securities in issue		(60,012)	(48,388)
Subordinated liabilities		(38,253)	(32,185)	£ (32,005)
Financial liabilities designated at fair value		(272,055)	(251,131)
Non-derivative financial liabilities		(1,140,147)	(1,000,754)
Other equity instruments		(58,953)	(56,317)	(53,710)
Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Other equity instruments	[1]	(10,691)	(9,693)	£ (8,621)
IBOR Reform | USD LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		8,659	15,801
Reverse repurchase agreements and other similar secured lending		0	186
Financial assets at fair value through the income statement		4,282	8,538
Financial assets at fair value through other comprehensive income		0	0
Total financial assets		12,941	24,525
Debt securities in issue		(2,493)	0
Subordinated liabilities		(344)	(3,774)
Financial liabilities designated at fair value		(1,740)	(212)
Non-derivative financial liabilities		(4,577)	(3,986)
Standby facilities, credit lines and other commitments		68,118	42,767
IBOR Reform | USD LIBOR | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Other equity instruments		£ (295)	£ (3,062)

[1]	For further details refer to Note 27.